Other disclosures - Solvency information (Details)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	14.02%	13.46%
Tier 1 phase in capital ratio	15.67%	15.00%
Total phase-in capital	18.77%	17.77%
Minimum
IFRS Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 phase-in percentage	9.83%
Pillar 1 percentage	4.50%
Pillar 2 percentage	0.98%
Capital conservation buffer, percentage	2.50%
Globally Systemically Important Entity percentage	1.25%
Percentage of anti cyclical buffer on common equity Tier1 capital	0.55%
Common equity tier one capital, systematic risk requirement	0.06%
Tier 1 phase in capital ratio	11.66%
Total phase-in capital	14.09%